Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities	$ 184,750	$ 249,309
Withholding tax payable	122,820	91,380
Capital lease payable	14,086	14,565
Other	1,102	1,493
Accounts payable and accrued liabilities	$ 322,758	$ 356,747